Real Estate and Accumulated Depreciation (Details) (USD $)			12 Months Ended																																																																																																																																																																																																																																																																																																			12 Months Ended																																																																																																																																																												12 Months Ended													12 Months Ended														12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Madison, The [Member]	Dec. 31, 2012 Mass 1210 [Member]	Dec. 31, 2012 Joyce On Pentagon Row 1401 [Member]	Dec. 31, 2012 A1500 Mass Ave [Member]	Dec. 31, 2012 Peachtree 1660 [Member]	Dec. 31, 2012 A1700 Amsterdam [Member]	Dec. 31, 2012 A175 Kent [Member]	Dec. 31, 2012 A200 N Lemon Street [Member]	Dec. 31, 2012 A204-206 Pine Street/1610 2nd Avenue [Member]	Dec. 31, 2012 A2201 Pershing Drive [Member]	Dec. 31, 2012 M St 2400 [Member]	Dec. 31, 2012 Four Hundred And Twenty East Eightieth Street [Member]	Dec. 31, 2012 A425 Mass [Member]	Dec. 31, 2012 A51 University [Member]	Dec. 31, 2012 Washington 600 [Member]	Dec. 31, 2012 Greene 70 [Member]	Dec. 31, 2012 Broadway 71 [Member]	Dec. 31, 2012 77 Bluxome [Domain]	Dec. 31, 2012 A777 Sixth [Member]	Dec. 31, 2012 A88 Hillside [Member]	Dec. 31, 2012 Abington Glen [Member]	Dec. 31, 2012 Acacia Creek [Member]	Dec. 31, 2012 Arboretum (MA) [Member]	Dec. 31, 2012 The Arches [Member]	Dec. 31, 2012 Arden Villas [Member]	Dec. 31, 2012 Artisan on Second [Member]	Dec. 31, 2012 Ashton, The [Member]	Dec. 31, 2012 Auvers Village [Member]	Dec. 31, 2012 Avenue Royale [Member]	Dec. 31, 2012 Avenue Two [Member]	Dec. 31, 2012 Ball Park Lofts [Member]	Dec. 31, 2012 Barrington Place [Member]	Dec. 31, 2012 Bay Hill [Member]	Dec. 31, 2012 Beatrice, The [Domain]	Dec. 31, 2012 Bella Terra [Member]	Dec. 31, 2012 Bella Vista [Member]	Dec. 31, 2012 Bella Vista One Two Three Combined [Member]	Dec. 31, 2012 Bellagio Apartment Homes [Member]	Dec. 31, 2012 Belle Arts Condominium Homes, LLC [Member]	Dec. 31, 2012 Bella Fontaine [Member]	Dec. 31, 2012 Berkeley Land [Member]	Dec. 31, 2012 Bishop Park [Member]	Dec. 31, 2012 Bradford Apartments [Member]	Dec. 31, 2012 Briar Knoll Apts [Member]	Dec. 31, 2012 Briarwood C [Member]	Dec. 31, 2012 Bridford Lakes Two [Member]	Dec. 31, 2012 Bridgewater at Wells Crossing [Member]	Dec. 31, 2012 The Brooklyner [Member]	Dec. 31, 2012 Butterfield Ranch [Member]	Dec. 31, 2012 Camellero [Member]	Dec. 31, 2012 Carlyle Mill [Member]	Dec. 31, 2012 Cascade [Domain]	Dec. 31, 2012 Cascade Two [Domain]	Dec. 31, 2012 Centennial Court [Member]	Dec. 31, 2012 Centennial Tower [Member]	Dec. 31, 2012 Centre Club [Member]	Dec. 31, 2012 Centre Club II [Member]	Dec. 31, 2012 Chandlers Bay [Member]	Dec. 31, 2012 Chatelaine Park [Member]	Dec. 31, 2012 Chesapeake Glen Apts [Member]	Dec. 31, 2012 City View (GA) [Member]	Dec. 31, 2012 Cleo, The [Member]	Dec. 31, 2012 Coconut Palm Club [Member]	Dec. 31, 2012 Country Club Lakes [Member]	Dec. 31, 2012 Cove at Boynton Beach I [Member]	Dec. 31, 2012 Cove at Boynton Beach II [Member]	Dec. 31, 2012 Crown Court [Member]	Dec. 31, 2012 Crowntree Lakes [Member]	Dec. 31, 2012 Cypress Lake at Waterford [Member]	Dec. 31, 2012 Dartmouth Woods [Member]	Dec. 31, 2012 Dean Estates [Member]	Dec. 31, 2012 Deerwood (Corona) [Member]	Dec. 31, 2012 Defoor Village [Member]	Dec. 31, 2012 DelMarRidge [Member]	Dec. 31, 2012 Eagle Canyon [Member]	Dec. 31, 2012 Edgemont at Bethesda Metro [Member]	Dec. 31, 2012 Element [Member]	Dec. 31, 2012 Ellipse at Government Center [Member]	Dec. 31, 2012 Emerson Place [Member]	Dec. 31, 2012 Enclave at Lake Underhill [Member]	Dec. 31, 2012 Enclave at Waterways [Member]	Dec. 31, 2012 Enclave at Winston Park [Member]	Dec. 31, 2012 Enclave, The [Member]	Dec. 31, 2012 The Encore at Sherman Oaks [Member]	Dec. 31, 2012 Estates at Wellington Green [Member]	Dec. 31, 2012 Eye Street [Member]	Dec. 31, 2012 Four Winds [Member]	Dec. 31, 2012 Fox Hill Apartments [Member]	Dec. 31, 2012 Fox Run (WA) [Member]	Dec. 31, 2012 Fox Run Two Wa [Member]	Dec. 31, 2012 Gables Grand Plaza [Member]	Dec. 31, 2012 Gallery, The [Member]	Dec. 31, 2012 Gatehouse at Pine Lake [Member]	Dec. 31, 2012 Gatehouse on the Green [Member]	Dec. 31, 2012 Gates of Redmond [Member]	Dec. 31, 2012 Gatewood [Member]	Dec. 31, 2012 Geary Court Yard [Member]	Dec. 31, 2012 Governors Green [Member]	Dec. 31, 2012 Greenfield Village [Member]	Dec. 31, 2012 Hamilton Villas [Member]	Dec. 31, 2012 Hammocks Place [Member]	Dec. 31, 2012 Hampshire Place [Member]	Dec. 31, 2012 Heritage Ridge [Member]	Dec. 31, 2012 Heritage, The [Member]	Dec. 31, 2012 Heron Pointe [Member]	Dec. 31, 2012 High Meadow [Member]	Dec. 31, 2012 Highland Glen [Member]	Dec. 31, 2012 Highland Glen Two [Member]	Dec. 31, 2012 Highlands at Cherry Hill [Member]	Dec. 31, 2012 Highlands At South Plainfield [Member]	Dec. 31, 2012 Highlands The [Member]	Dec. 31, 2012 Hikari [Member]	Dec. 31, 2012 Hudson Crossing [Member]	Dec. 31, 2012 Hudson Pointe [Member]	Dec. 31, 2012 Hunt Club Two [Member]	Dec. 31, 2012 Huntington Park [Member]	Dec. 31, 2012 Indian Bend [Member]	Dec. 31, 2012 Iron Horse Park [Member]	Dec. 31, 2012 Jia [Member]	Dec. 31, 2012 Kenwood Mews [Member]	Dec. 31, 2012 Key Isle at Windermere [Member]	Dec. 31, 2012 Key Isle at Windermere II [Member]	Dec. 31, 2012 Kings Colony (FL) [Member]	Dec. 31, 2012 La Mirage [Member]	Dec. 31, 2012 La Mirage IV [Member]	Dec. 31, 2012 Laguna Clara [Member]	Dec. 31, 2012 Lake Buena Vista Combined [Member]	Dec. 31, 2012 Landings at Pembroke Lakes [Member]	Dec. 31, 2012 Landings at Port Imperial [Member]	Dec. 31, 2012 Las Colinas at Black Canyon [Member]	Dec. 31, 2012 Legacy at Highlands Ranch [Member]	Dec. 31, 2012 Legacy Park Central [Member]	Dec. 31, 2012 Lexington Farm [Member]	Dec. 31, 2012 Little Cottonwoods [Member]	Dec. 31, 2012 Longacre House [Member]	Dec. 31, 2012 Longfellow Place [Member]	Dec. 31, 2012 Longwood [Member]	Dec. 31, 2012 Mantena [Domain]	Dec. 31, 2012 Mariners Wharf [Member]	Dec. 31, 2012 Market Street Landing [Member]	Dec. 31, 2012 Marquessa [Member]	Dec. 31, 2012 Martine, The [Member]	Dec. 31, 2012 Midtown 24 [Member]	Dec. 31, 2012 Milano Lofts [Domain]	Dec. 31, 2012 Millikan [Member]	Dec. 31, 2012 Mission Bay [Member]	Dec. 31, 2012 Mission Bay Block 13 [Member]	Dec. 31, 2012 Mission Verde, LLC [Member]	Dec. 31, 2012 Morningside [Member]	Dec. 31, 2012 Mosaic at Largo Station [Member]	Dec. 31, 2012 Mozaic at Union Station [Member]	Dec. 31, 2012 New River Cove [Member]	Dec. 31, 2012 Northampton 1 [Member]	Dec. 31, 2012 Northampton 2 [Member]	Dec. 31, 2012 Northglen [Member]	Dec. 31, 2012 Northlake (MD) [Member]	Dec. 31, 2012 Northridge [Member]	Dec. 31, 2012 Oak Mill One [Member]	Dec. 31, 2012 Oak Park North [Member]	Dec. 31, 2012 Oak Park South [Member]	Dec. 31, 2012 Oaks at Falls Church [Member]	Dec. 31, 2012 Ocean Crest [Member]	Dec. 31, 2012 Ocean Walk [Member]	Dec. 31, 2012 Orchard Ridge [Member]	Dec. 31, 2012 Palm Trace Landings [Member]	Dec. 31, 2012 Panther Ridge [Member]	Dec. 31, 2012 Parc 77 [Member]	Dec. 31, 2012 Parc Cameron [Member]	Dec. 31, 2012 Parc Coliseum [Member]	Dec. 31, 2012 Parc East Towers [Member]	Dec. 31, 2012 Park at Turtle Run The [Member]	Dec. 31, 2012 Park West CA [Member]	Dec. 31, 2012 Parkfield [Member]	Dec. 31, 2012 Parkside [Member]	Dec. 31, 2012 Pegasus [Member]	Dec. 31, 2012 Phillips Park [Member]	Dec. 31, 2012 Playa Pacifica [Member]	Dec. 31, 2012 Portofino [Member]	Dec. 31, 2012 Portofino Val [Member]	Dec. 31, 2012 Portside Towers [Member]	Dec. 31, 2012 Preserve at Deer Creek [Member]	Dec. 31, 2012 Prime, The [Member]	Dec. 31, 2012 Promenade at Aventura [Member]	Dec. 31, 2012 Promenade at Town Center I [Member]	Dec. 31, 2012 Promenade at Tower Center II [Member]	Dec. 31, 2012 Promenade at Wyndham Lakes [Member]	Dec. 31, 2012 Promenade Terrace [Member]	Dec. 31, 2012 Promontory Pointe I And I I [Member]	Dec. 31, 2012 Prospect Towers [Member]	Dec. 31, 2012 Prospect Towers I I [Member]	Dec. 31, 2012 Red 160 [Member]	Dec. 31, 2012 Red Road Commons [Member]	Dec. 31, 2012 Regency Palms [Member]	Dec. 31, 2012 Registry [Member]	Dec. 31, 2012 Renaissance Villas [Member]	Dec. 31, 2012 Reserve at Ashley Lake [Member]	Dec. 31, 2012 Reserve At Town Center II WA Member	Dec. 31, 2012 Reserve at Town Center III [Member]	Dec. 31, 2012 Residences at Bayview [Member]	Dec. 31, 2012 Retreat, The [Member]	Dec. 31, 2012 Reunion at Redmond Ridge [Member]	Dec. 31, 2012 Rianna I [Member]	Dec. 31, 2012 Ridgewood Village I And I I [Member]	Dec. 31, 2012 River Tower [Member]	Dec. 31, 2012 Riverpark [Member]	Dec. 31, 2012 Rivers Bend C T [Member]	Dec. 31, 2012 Riverview Condominiums [Member]	Dec. 31, 2012 Rosecliff II [Member]	Dec. 31, 2012 Sabal Palm at Lake Buena Vista [Member]	Dec. 31, 2012 Sabal Palm At Metrowest I I [Member]	Dec. 31, 2012 Sabal Pointe [Member]	Dec. 31, 2012 Sage Condominium Homes, LLC [Member]	Dec. 31, 2012 Sakura Crossing [Member]	Dec. 31, 2012 Savannah at Park Place [Member]	Dec. 31, 2012 Savoy I I I [Member]	Dec. 31, 2012 Scarborough Square [Member]	Dec. 31, 2012 Sedona Ridge [Member]	Dec. 31, 2012 Seeley Lake [Member]	Dec. 31, 2012 Seventh And James [Member]	Dec. 31, 2012 Shadow Creek [Member]	Dec. 31, 2012 Sheridan Lake Club [Member]	Dec. 31, 2012 Sheridan Ocean Club Combined [Member]	Dec. 31, 2012 Siena Terrace [Member]	Dec. 31, 2012 Skycrest [Member]	Dec. 31, 2012 Skylark [Member]	Dec. 31, 2012 Skyline Terrace [Member]	Dec. 31, 2012 Skyline Towers [Member]	Dec. 31, 2012 Skyview [Member]	Dec. 31, 2012 Sonoran [Member]	Dec. 31, 2012 Southwood [Member]	Dec. 31, 2012 Springbrook Estates [Member]	Dec. 31, 2012 Springs Colony [Member]	Dec. 31, 2012 St. Andrews at Winston Park [Member]	Dec. 31, 2012 Stoney Creek [Member]	Dec. 31, 2012 Stonybrook [Member]	Dec. 31, 2012 summerset village II [Member]	Dec. 31, 2012 Summit And Birch Hill [Member]	Dec. 31, 2012 Sycamore Creek [Member]	Dec. 31, 2012 Ten23 (fka 500 West 23rd Street) [Member]	Dec. 31, 2012 Terraces, The [Member]	Dec. 31, 2012 Third Square [Member]	Dec. 31, 2012 Tortuga Bay [Member]	Dec. 31, 2012 Toscana [Member]	Dec. 31, 2012 Townes at Herndon [Member]	Dec. 31, 2012 Trump Place 140 Riverside [Member]	Dec. 31, 2012 Trump Place 160 Riverside [Member]	Dec. 31, 2012 Trump place 180 Riverside [Member]	Dec. 31, 2012 Uwajimaya Village [Member]	Dec. 31, 2012 Valencia Plantation [Member]	Dec. 31, 2012 Vantage Pointe [Member]	Dec. 31, 2012 Veridian [Member]	Dec. 31, 2012 Versailles (K-Town) [Member]	Dec. 31, 2012 Victor on Venice [Member]	Dec. 31, 2012 Villa Solana [Member]	Dec. 31, 2012 Village at Bear Creek [Member]	Dec. 31, 2012 Village at Howard Hughes (Lots 1&2, 3&4) [Member]	Dec. 31, 2012 Village at Lakewood [Member]	Dec. 31, 2012 Vista Del Lago [Member]	Dec. 31, 2012 Vista Montana - Residential and Townhomes [Member]	Dec. 31, 2012 Vista on Courthouse [Member]	Dec. 31, 2012 Walden Park [Member]	Dec. 31, 2012 Waterford Place C O [Member]	Dec. 31, 2012 Waterside [Member]	Dec. 31, 2012 Webster Green [Member]	Dec. 31, 2012 Welleby Lake Club [Member]	Dec. 31, 2012 West End Apartments [Member]	Dec. 31, 2012 West Seattle [Member]	Dec. 31, 2012 Westerly at Worldgate [Member]	Dec. 31, 2012 Westside I [Member]	Dec. 31, 2012 Westside II [Member]	Dec. 31, 2012 Westgate III [Member]	Dec. 31, 2012 Westridge [Member]	Dec. 31, 2012 Westside Villas I [Member]	Dec. 31, 2012 Westside Villas II [Member]	Dec. 31, 2012 Westside Villas III [Member]	Dec. 31, 2012 Westside Villas IV [Member]	Dec. 31, 2012 Westside Villas V [Member]	Dec. 31, 2012 Westside Villas VI [Member]	Dec. 31, 2012 Westside Villas VII [Member]	Dec. 31, 2012 Waterford at Deerwood [Member]	Dec. 31, 2012 Winchester Park [Member]	Dec. 31, 2012 Winchester Wood [Member]	Dec. 31, 2012 Windridge CA [Member]	Dec. 31, 2012 Windsor at Fair Lakes [Member]	Dec. 31, 2012 Winston F L [Member]	Dec. 31, 2012 Wood Creek CA [Member]	Dec. 31, 2012 Woodbridge C T [Member]	Dec. 31, 2012 Woodland Park [Member]	Dec. 31, 2012 Management [Member]	Dec. 31, 2012 Operating Partnership [Member]	Dec. 31, 2012 Wholly Owned Unencumbered [Member]	Dec. 31, 2012 4701 Willard Ave [Member]	Dec. 31, 2012 55 West Fifth I & II [Member]	Dec. 31, 2012 House 929 [Member]	Dec. 31, 2012 Academy Village [Member]	Dec. 31, 2012 Acappella [Member]	Dec. 31, 2012 Acton Courtyard [Member]	Dec. 31, 2012 Alborada [Member]		Dec. 31, 2012 Alexander on Ponce [Member]	Dec. 31, 2012 Arbor Terrace [Member]		Dec. 31, 2012 Artech Building [Member]	Dec. 31, 2012 Artisan Square [Member]	Dec. 31, 2012 Avanti [Member]	Dec. 31, 2012 Bachenheimer Building [Member]	Dec. 31, 2012 Bella Vista Apartments at Boca Del Mar [Member]	Dec. 31, 2012 Berkeleyan [Member]	Dec. 31, 2012 Brookside (CO) [Member]		Dec. 31, 2012 Canterbury [Member]	Dec. 31, 2012 Cape House One [Member]	Dec. 31, 2012 Cape House Two [Member]	Dec. 31, 2012 Carmel Terrace [Member]		Dec. 31, 2012 Cascade at Landmark [Member]	Dec. 31, 2012 Chelsea Square [Member]		Dec. 31, 2012 Church Corner [Member]	Dec. 31, 2012 Cierra Crest [Member]		Dec. 31, 2012 city pointe [Member]	Dec. 31, 2012 CityView at Longwood [Member]	Dec. 31, 2012 Clarendon, The [Member]	Dec. 31, 2012 Colorado Pointe [Member]		Dec. 31, 2012 Copper Canyon [Member]		Dec. 31, 2012 Country Brook [Member]		Dec. 31, 2012 Creekside (San Mateo) [Member]		Dec. 31, 2012 Crescent at Cherry Creek [Member]		Dec. 31, 2012 Deerwood (SD) [Member]		Dec. 31, 2012 Estates at Maitland Summit [Member]		Dec. 31, 2012 Estates at Tanglewood [Member]		Dec. 31, 2012 Fairfield [Member]	Dec. 31, 2012 Fine Arts Building [Member]	Dec. 31, 2012 Gaia Building [Member]	Dec. 31, 2012 Gateway at Malden Center [Member]	Dec. 31, 2012 Glen Meadow [Member]	Dec. 31, 2012 Glo [Member]	Dec. 31, 2012 Grandeville at River Place [Member]	Dec. 31, 2012 Greenwood Park [Member]		Dec. 31, 2012 Greenwood Plaza [Member]		Dec. 31, 2012 Harbor Steps [Member]	Dec. 31, 2012 Hathaway [Member]	Dec. 31, 2012 Heights on Capitol Hill [Member]	Dec. 31, 2012 Heritage at Stone Ridge [Member]	Dec. 31, 2012 Heronfield [Member]		Dec. 31, 2012 Ivory Wood [Member]	Dec. 31, 2012 Kelvin Court [Member]	Dec. 31, 2012 La Terrazza at Colma Station [Member]	Dec. 31, 2012 Liberty Park [Member]	Dec. 31, 2012 Liberty Tower [Member]	Dec. 31, 2012 Lincoln Heights [Member]		Dec. 31, 2012 Lindley [Member]	Dec. 31, 2012 Longview Place [Member]	Dec. 31, 2012 Market Street Village [Member]		Dec. 31, 2012 Marks [Member]	Dec. 31, 2012 Metro on First [Member]	Dec. 31, 2012 Mill Creek [Member]	Dec. 31, 2012 Miramar Lakes [Member]		Dec. 31, 2012 Missions at Sunbow [Member]	Dec. 31, 2012 Moda [Member]		Dec. 31, 2012 Monte Viejo [Member]	Dec. 31, 2012 Montecito [Member]		Dec. 31, 2012 Montierra [Member]		Dec. 31, 2012 Mosaic at Metro [Member]	Dec. 31, 2012 Mountain Terrace [Member]	Dec. 31, 2012 North Pier at Harborside [Member]	Dec. 31, 2012 Northpark [Member]	Dec. 31, 2012 Oak Mill Two [Member]	Dec. 31, 2012 Oaks [Member]	Dec. 31, 2012 Olde Redmond Place [Member]		Dec. 31, 2012 Olympus Towers [Member]	Dec. 31, 2012 Promenade at Peachtree [Member]		Dec. 31, 2012 Providence [Member]		Dec. 31, 2012 Reserve at Clarendon Centre, The [Member]		Dec. 31, 2012 Reserve at Eisenhower, The [Member]		Dec. 31, 2012 Reserve at Empire Lakes [Member]		Dec. 31, 2012 Reserve at Fairfax Corners [Member]	Dec. 31, 2012 Reserve at Potomac Yard [Member]	Dec. 31, 2012 Reserve at Town Center [Member]	Dec. 31, 2012 Rianna II [Member]	Dec. 31, 2012 Rockingham Glen [Member]	Dec. 31, 2012 Rolling Green (Amherst) [Member]	Dec. 31, 2012 Rolling Green (Milford) [Member]	Dec. 31, 2012 Savannah Lakes [Member]	Dec. 31, 2012 Savannah Midtown [Member]	Dec. 31, 2012 Savoy at Dayton Station I & II [Member]		Dec. 31, 2012 Sheffield Court [Member]		Dec. 31, 2012 Sonata at Cherry Creek [Member]	Dec. 31, 2012 Sonterra At Foothill Ranch [Member]		Dec. 31, 2012 South Winds [Member]	Dec. 31, 2012 Stonegate C O [Member]		Dec. 31, 2012 Stoney Ridge [Member]	Dec. 31, 2012 Summerset Village [Member]	Dec. 31, 2012 Summit at Lake Union [Member]		Dec. 31, 2012 Sunforest [Member]		Dec. 31, 2012 Sunforest II [Member]		Dec. 31, 2012 Talleyrand [Member]	Dec. 31, 2012 Teresina [Member]	Dec. 31, 2012 Touriel Building [Member]	Dec. 31, 2012 Town Square at Mark Center I [Member]	Dec. 31, 2012 town center at mark center phase II [Member]	Dec. 31, 2012 Tradition at Alafaya [Member]		Dec. 31, 2012 Tuscany at Lindbergh [Member]	Dec. 31, 2012 Uptown Square [Member]	Dec. 31, 2012 Versailles [Member]	Dec. 31, 2012 Via Ventura [Member]		Dec. 31, 2012 Vintage [Member]	Dec. 31, 2012 Warwick Station [Member]	Dec. 31, 2012 Westwood Glen [Member]	Dec. 31, 2012 Whisper Creek [Member]	Dec. 31, 2012 Woodlake W A [Member]		Dec. 31, 2012 Woodleaf [Member]	Dec. 31, 2012 Wholly Owned Encumbered [Member]	Dec. 31, 2012 Elliott 2300 [Member]	Dec. 31, 2012 A400 Park Aveue South (EQR) [Member]	Dec. 31, 2012 400 Park Aveue South (Toll) [Member] [Member]	Dec. 31, 2012 Canyon Ridge [Member]	Dec. 31, 2012 Copper Creek [Member]	Dec. 31, 2012 Country Oaks [Member]	Dec. 31, 2012 Fox Ridge [Member]	Dec. 31, 2012 Hudson Crossing Two [Member]	Dec. 31, 2012 Monterra in Mill Creek [Member]	Dec. 31, 2012 Preserve at Briarcliff [Member]	Dec. 31, 2012 Strayhorse at Arrowhead Ranch [Member]	Dec. 31, 2012 Willow Brook C [Member]	Dec. 31, 2012 Partially Owned Unencumbered [Member]	Dec. 31, 2012 Bellevue Meadows [Member]	Dec. 31, 2012 Canyon Creek C [Member]	Dec. 31, 2012 Isle at Arrowhead Ranch [Member]	Dec. 31, 2012 Lantern Cove [Member]	Dec. 31, 2012 Rosecliff [Member]	Dec. 31, 2012 Schooner Bay One [Member]	Dec. 31, 2012 Schooner Bay Two [Member]	Dec. 31, 2012 Scottsdale Meadows [Member]	Dec. 31, 2012 Surrey Downs [Member]	Dec. 31, 2012 Virgil Square [Member]	Dec. 31, 2012 Partially Owned Encumbered [Member]	Dec. 31, 2012 Portfolio Entity Encumbrances [Member]	Dec. 31, 2012 Total Consolidated Investment in Real Estate [Member]	Dec. 31, 2012 Depreciable Property [Member]	Dec. 31, 2012 Renovations and Improvements Minimum [Member]	Dec. 31, 2012 Renovations and Improvements Maximum [Member]	Dec. 31, 2012 Replacements Minimum [Member]	Dec. 31, 2012 Replacements Maximum [Member]	Dec. 31, 2012 Management Business Renovations and Improvements Minimum [Member] [Member]	Dec. 31, 2012 Management Business Renovations and Improvements Maximum [Member] [Member]	Dec. 31, 2012 Building [Member]
Real Estate and Accumulated Depreciation [Line Items]
Fixtures and Equipment, Gross	$ 1,343,765,000	$ 1,292,124,000																																																																																																																																																																																																																																																																																																																																																																																																																																																																																										$ 1,343,765,180
Land And Depreciable Property Net	11,200,000,000	11,400,000,000
Real Estates And Accumulated Depreciation Abstract
Real Estate And Accumulated Depreciation Description Of Location			Alexandria, VA	Washington, D.C. (G)	Arlington, VA	Washington, D.C. (G)	Atlanta, GA	New York, NY	Brooklyn, NY (G)	Anaheim, CA	Seattle, WA	Arlington, VA (G)	Washington, D.C. (G)	New York, NY	Washington, D.C. (G)	Seattle, WA (G)	New York, NY (G)	Jersey City, NJ (G)	New York, NY (G)	San Francisco, CA	New York, NY (G)	Daly City, CA (G)	Abington, MA	Scottsdale, AZ	Canton, MA	Sunnyvale, CA	Orlando, FL	Los Angeles, CA	Corona Hills, CA	Orlando, FL	Jacksonville, FL	Redwood City, CA	Denver, CO (G)	Oviedo, FL	Long Beach, CA	New York, NY	Mukilteo, WA (G)	Phoenix, AZ	Woodland Hills, CA	Scottsdale, AZ	Bellevue, WA	Marina del Ray, CA	Berkeley, CA	Winter Park, FL	Newington, CT	Vernon, CT	Sunnyvale, CA	Greensboro, NC	Orange Park, FL	Brooklyn, NY (G)	Chino Hills, CA	Scottsdale, AZ	Alexandria, VA	Seattle, WA	Seattle, WA	Seattle, WA (G)	Seattle, WA (G)	Ontario, CA	Ontario, CA	Kent, WA	Duluth, GA	Glen Burnie, MD	Atlanta, GA (G)	Los Angeles, CA	Coconut Creek, FL	Jacksonville, FL	Boynton Beach, FL	Boynton Beach, FL	Scottsdale, AZ	Orlando, FL	Orlando, FL	Lakewood, CO	Taunton, MA	Corona, CA	Atlanta, GA	San Diego, CA	Chino Hills, CA	Bethesda, MD	Miami, FL	Fairfax, VA	Boston, MA (G)	Orlando, FL	Deerfield Beach, FL	Coconut Creek, FL	Tempe, AZ	Sherman Oaks, CA	Wellington, FL	Washington, D.C.	Fall River, MA	Enfield, CT	Federal Way, WA	Federal Way, WA	Coral Gables, FL (G)	Hermosa Beach,CA	Pembroke Pines, FL	Plantation, FL	Redmond, WA	Pleasanton, CA	San Francisco, CA	Bowie, MD	Rocky Hill , CT	Beverly Hills, CA	Miami, FL	Los Angeles, CA	Lynwood, WA	Phoenix, AZ	Boynton Beach, FL	Ellington, CT	Westwood, MA	Westwood, MA	Cherry Hills, NJ	South Plainfield, NJ	Scottsdale, AZ	Los Angeles, CA (G)	New York, NY (G)	Jersey City, NJ	Charlotte, NC	Everett, WA	Scottsdale, AZ	Pleasant Hill, CA	Los Angeles, CA (G)	Burbank, CA	Ocoee, FL	Ocoee, FL	Miami, FL	San Diego, CA	San Diego, CA	Santa Clara, CA	Orlando, FL	Pembroke Pines, FL	W. New York, NJ	Phoenix, AZ	Highlands Ranch, CO	Concord, CA	Alpharetta, GA	Tempe, AZ	New York, NY (G)	Boston, MA (G)	Decatur, GA	New York, NY (G)	Orange Park, FL	Seattle, WA	Corona Hills, CA	Bellevue, WA	Plantation, FL (G)	Los Angeles, CA (G)	Irvine, CA	Orlando, FL	San Francisco, CA	San Jose, CA	Scottsdale, AZ	Hyattsville, MD	Los Angeles, CA	Davie, FL	Largo, MD	Largo, MD	Valencia, CA	Germantown, MD	Pleasant Hill, CA	Germantown, MD	Agoura Hills, CA	Agoura Hills, CA	Falls Church, VA	Solana Beach, CA	Key West, FL	Lynnwood, WA	Davie, FL	Federal Way, WA	New York, NY (G)	New York, NY (G)	New York, NY (G)	New York, NY (G)	Coral Springs, FL	Los Angeles, CA	Denver, CO	Union City, CA	Los Angeles, CA (G)	Wellesley, MA	Hermosa Beach,CA	Chino Hills, CA	Valencia, CA	Jersey City, NJ (G)	Deerfield Beach, FL	Arlington, VA	Aventura, FL	Valencia, CA	Valencia, CA	Coral Springs, FL	Corona, CA	Phoenix, AZ	Hackensack, NJ	Hackensack, NJ	Redmond , WA (G)	Miami, FL (G)	Huntington Beach, CA	Northglenn, CO	Berkeley, CA (G)	Boynton Beach, FL	Mill Creek, WA	Mill Creek, WA	Pompano Beach, FL (G)	Phoenix, AZ	Redmond, WA	Seattle, WA (G)	San Diego, CA	New York, NY (G)	Redmond, WA (G)	Windsor, CT	Norwalk, CT	Quincy, MA	Orlando, FL	Orlando, FL	Coral Springs, FL	Everett, WA	Los Angeles, CA (G)	Atlanta, GA	Aurora, CO	Rockville, MD	Phoenix, AZ	Lakewood, WA	Seattle, WA	Winter Springs, FL	Dania Beach, FL	Dania Beach, FL	Lake Forest, CA	Valencia, CA	Union City, CA	Burlingame, CA	Falls Church, VA (G)	Rancho Santa Margarita, CA	Phoenix, AZ	Palo Alto, CA	Riverside, CA	Altamonte Springs, FL	Coconut Creek, FL	Lakewood, WA	Boynton Beach, FL	Chatsworth, CA	Farmington, CT	Scottsdale, AZ	New York, NY (G)	San Francisco, CA (G)	Cambridge, MA (G)	Orlando, FL	Irvine, CA	Herndon, VA	New York, NY (G)	New York, NY (G)	New York, NY (G)	Seattle, WA	Orlando, FL	San Diego, CA (G)	Silver Spring, MD (G)	Los Angeles, CA	Los Angeles, CA (G)	Laguna Hills, CA	Lakewood, CO	Los Angeles, CA	Phoenix, AZ	Mission Viejo, CA	San Jose, CA	Arlington, VA	Cambridge, MA	Thornton, CO	Reston, VA	Needham, MA	Sunrise, FL	Boston, MA (G)	Seattle, WA	Herndon, VA	Pasadena, CA	Pasadena, CA	Pasadena, CA	Tacoma, WA	Los Angeles, CA	Los Angeles, CA	Los Angeles, CA	Los Angeles, CA	Los Angeles, CA	Los Angeles, CA	Los Angeles, CA	Jacksonville, FL	Riverside, RI	Riverside, RI	Laguna Niguel, CA	Fairfax, VA	Pembroke Pines, FL	Pleasant Hill, CA	Newington, CT	East Palo Alto, CA (G)	Chicago, IL	Chicago, IL		Chevy Chase, MD (G)	San Mateo, CA	Cambridge, MA (G)	North Hollywood, CA	Pasadena, CA	Berkeley, CA (G)	Fremont, CA		Atlanta, GA	Sunnyvale, CA		Berkeley, CA (G)	Northridge, CA	Anaheim, CA	Berkeley, CA (G)	Boca Raton, FL	Berkeley, CA (G)	Boulder, CO		Germantown, MD	Jacksonville, FL	Jacksonville, FL	San Diego, CA		Alexandria, VA	Redmond, WA		Cambridge, MA (G)	Denver, CO		Fullerton, CA (G)	Boston, MA (G)	Arlington, VA (G)	Denver, CO		Highlands Ranch, CO		Chandler, AZ		San Mateo, CA		Denver, CO		San Diego, CA		Orlando, FL		Westminster, CO		Stamford, CT (G)	Berkeley, CA (G)	Berkeley, CA (G)	Malden, MA (G)	Franklin, MA	Los Angeles, CA (G)	Oviedo, FL	Centennial, CO		Centennial, CO		Seattle, WA (G)	Long Beach, CA	Seattle, WA (G)	Burlington, MA	Kirkland, WA		Bothell, WA	Irvine, CA	Colma, CA (G)	Brain Tree, MA	Arlington, VA (G)	Quincy, MA		Encino, CA	Waltham, MA	San Diego, CA		Englewood, CO (G)	Seattle, WA (G)	Milpitas, CA	Miramar, FL		Chula Vista, CA	Seattle, WA (G)		Phoenix, AZ	Valencia, CA		San Diego, CA		Hyattsville, MD	Stevenson Ranch, CA	Jersey City, NJ (I)	Burlingame, CA	Germantown, MD	Santa Clarita, CA	Redmond, WA		Seattle, WA (G)	Chamblee, GA		Bothell, WA		Arlington, VA (G)		Alexandria, VA		Rancho Cucamonga, CA		Fairfax, VA	Alexandria, VA	Mill Creek, WA	Seattle, WA (G)	West Roxbury, MA	Amherst, MA	Milford, MA	Boynton Beach, FL	Atlanta, GA	Aurora, CO		Arlington, VA		Denver, CO	Foothill Ranch, CA		Fall River, MA	Broomfield, CO		Dale City, VA	Chatsworth, CA	Seattle, WA		Davie, FL		Davie, FL		Tarrytown, NY	Chula Vista, CA	Berkeley, CA (G)	Alexandria, VA	Alexandria, VA	Oviedo, FL		Atlanta, GA	Denver, CO (G)	Woodland Hills, CA	Scottsdale, AZ		Ontario, CA	Westminster, CO	Westwood, MA	Denver, CO	Kirkland, WA		Campbell, CA		Seattle, WA	New York, NY	New York, NY	San Diego, CA	Tempe, AZ	Agoura Hills, CA	Englewood, CO	New York, NY	Mill Creek, WA	Atlanta, GA	Glendale, AZ	Pleasant Hill, CA		Bellevue, WA	San Ramon, CA	Glendale, AZ	Foster City, CA	Quincy, MA	Foster City, CA	Foster City, CA	Scottsdale, AZ	Bellevue, WA	Los Angeles, CA
Real Estate And Accumulated Depreciation Units			0	144	326	556	355	0	113	0	0	188	359	155	559	0	135	480	238	102	294	95	90	304	156	410	336	118	492	480	200	123	352	233	160	302	235	248	579	202	1	102	0	324	64	150	192	0	288	490	0	348	317	0	0	187	221	312	100	293	303	796	202	92	301	555	252	296	416	352	316	201	58	316	156	181	252	122	0	404	444	312	300	278	204	174	400	0	168	168	144	18	195	169	296	312	180	200	164	478	151	35	296	259	197	204	192	100	180	102	170	252	272	128	259	182	0	381	278	252	0	141	282	165	480	1,070	340	264	672	358	276	304	422	259	352	379	293	710	268	98	272	0	336	67	247	99	0	304	0	108	160	242	272	316	344	276	234	304	221	208	220	224	176	146	297	104	768	260	137	166	177	324	257	444	476	208	322	49	285	176	216	527	540	256	296	294	270	332	330	424	157	203	250	404	310	208	34	440	100	0	225	480	321	78	408	323	319	373	92	130	400	456	275	123	230	416	168	121	250	522	96	280	240	648	356	264	174	138	939	260	429	100	0	188	284	231	264	0	186	350	111	117	471	314	563	218	354	455	516	176	194	679	457	225	115	272	472	0	240	608	0	220	232	336	276	77	304	310	0	320	480	0	0	714	21	23	36	36	60	18	53	322	416	62	344	250	464	256	73	1,812	0	0	73,732	512	241	127	248	143	71	442		330	175		21	140	162	44	392	56	144		544	240	240	384		277	113		85	480		183	295	292	193		222		396		192		216		316		272		504		263	100	91	203	288	201	280	291		266		738	385	104	180	202		144	132	153	202	235	336		129	348	229		616	102	516	344		336	251		480	210		272		260	510	297	510	192	520	192		328	406		200		252		226		467		652	588	389	78	143	204	304	466	322	444		597		183	300		404	350		264	280	150		494		0		300	440	35	406	272	253		324	696	253	328		300	332	156	272	288		178	33,124	92	0	0	162	144	256	300	0	139	182	136	228	1,639	180	268	256	232	156	168	144	168	122	142	1,836	0	110,331
Initial Cost to Company, Land			18,937,702	9,213,512	9,780,000	54,638,298	7,924,126	0	22,037,831	5,865,235	22,106,464	11,321,198	30,006,593	39,277,000	28,150,000	3,640,000	32,852,000	28,108,899	22,611,600	5,249,124	65,352,706	7,786,800	553,105	3,663,473	4,685,900	26,650,000	5,500,000	8,000,400	2,594,264	3,808,823	5,000,000	7,995,000	5,481,556	6,990,000	7,600,000	114,351,405	5,686,861	2,978,879	31,682,754	2,626,000	63,158	9,098,808	13,908,910	2,592,000	401,091	928,972	9,991,500	1,100,564	2,160,000	40,099,922	15,617,709	1,924,900	10,000,000	12,198,278	11,553,286	3,800,000	5,900,000	5,616,000	1,820,000	3,700,000	1,818,000	8,993,411	6,440,800	6,615,467	3,001,700	15,000,000	12,600,000	14,800,000	3,156,600	12,009,630	7,000,000	1,609,800	498,080	4,742,200	2,966,400	7,801,824	1,808,900	13,092,552	11,723,423	19,433,000	14,855,000	9,359,750	15,000,000	5,560,000	1,500,192	8,700,000	20,000,000	13,530,054	1,370,843	1,129,018	626,637	80,000	0	18,144,000	1,896,600	2,228,200	2,306,100	6,796,511	1,722,400	19,845,000	911,534	7,772,000	319,180	10,806,000	6,895,000	1,209,705	1,546,700	583,679	2,229,095	0	6,800,000	10,080,000	11,823,840	9,435,760	23,420,000	5,350,000	100,000	1,597,500	1,075,700	15,000,000	14,791,831	14,100,000	8,460,000	3,306,286	19,200,000	28,895,200	6,000,000	13,642,420	23,520,000	17,900,000	27,246,045	9,000,000	6,330,000	6,469,230	3,521,900	3,049,133	73,170,045	53,164,160	1,454,048	22,346,513	1,861,200	12,542,418	6,888,500	3,200,000	10,129,900	8,125,216	10,743,027	2,432,000	32,855,115	5,190,700	670,470	4,120,800	8,500,000	15,800,000	1,843,200	1,513,500	9,360,000	15,000,000	5,527,800	10,000,000	1,706,900	1,683,800	20,240,000	5,111,200	2,838,749	480,600	38,400,000	1,055,800	40,504,000	37,600,000	52,654,000	102,163,000	15,420,000	3,033,500	8,330,000	6,246,700	18,094,052	816,922	35,100,000	3,572,400	8,640,000	22,487,006	13,500,000	32,000,000	13,320,000	14,700,000	13,500,000	6,640,000	2,272,800	2,355,509	3,926,600	4,500,000	15,546,376	27,383,547	1,857,400	2,000,000	2,458,000	3,520,400	4,310,418	2,089,388	5,783,545	3,475,114	6,975,705	2,268,160	11,809,500	118,669,441	14,355,000	3,325,517	2,300,000	4,922,840	2,800,000	4,560,000	1,951,600	2,500,000	14,641,990	7,696,095	659,165	1,815,000	3,750,000	2,760,400	663,800	6,000,000	12,000,000	18,313,414	8,900,000	10,560,000	1,781,600	16,836,000	78,278,200	3,380,000	2,361,922	6,936,600	18,200,000	630,411	5,680,000	1,215,200	10,500,000	260,646	1,757,438	3,152,000	0	14,087,610	26,767,171	6,280,000	39,410,000	10,900,000	103,539,100	139,933,500	144,968,250	8,800,000	873,000	9,403,960	18,539,817	10,590,975	10,350,000	1,665,100	4,519,700	79,140,504	3,166,411	4,525,800	27,410,280	15,550,260	12,448,888	5,040,000	20,700,000	1,418,893	3,648,000	469,546	11,726,305	14,568,000	22,898,848	17,859,785	12,118,061	3,501,900	1,785,000	1,955,000	3,060,000	3,060,000	5,100,000	1,530,000	4,505,000	8,000,000	2,822,618	683,215	2,662,900	10,000,000	18,561,000	9,729,900	498,377	72,314,518	0	0	3,731,343,610	76,921,130	21,041,710	3,252,993	25,000,000	5,839,548	5,550,000	24,310,000		9,900,000	9,057,300		1,642,000	7,000,000	12,960,000	3,439,000	11,760,000	4,377,000	3,600,400		2,781,300	4,800,000	4,800,000	2,288,300		3,603,400	3,397,100		5,220,000	4,803,100		6,863,792	14,704,898	30,400,340	5,790,000		1,442,212		1,505,219		9,606,600		2,594,000		2,082,095		9,520,000		7,560,000		6,510,200	7,817,000	7,113,000	9,209,780	2,339,330	16,047,022	6,000,000	4,365,000		3,990,000		59,900,000	2,512,500	5,425,000	10,800,000	9,245,000		2,732,800	10,752,145	0	5,977,504	16,382,822	5,928,400		5,805,000	20,880,000	13,740,000		4,928,500	8,540,000	12,858,693	17,200,000		28,560,000	12,649,228		12,700,000	8,400,000		8,160,000		0	3,966,500	4,000,159	38,607,000	854,133	23,400,000	4,807,100		14,752,034	10,120,250		3,573,621		10,500,000		6,500,000		16,345,000		15,804,057	11,918,917	10,369,400	2,161,840	1,124,217	1,340,702	2,012,350	7,000,000	7,209,873	5,450,295		3,342,381		5,490,000	7,503,400		2,481,821	8,750,000		8,000,000	2,629,804	1,424,700		10,000,000		0		12,000,000	28,600,000	2,736,000	24,360,000	15,568,464	7,590,000		9,720,000	17,492,000	12,650,000	1,351,786		7,059,230	2,274,121	1,616,505	5,310,000	6,631,400		8,550,600	1,111,832,021	796,800	76,292,169	58,090,357	4,869,448	1,017,400	6,105,000	2,490,000	5,000,000	2,800,000	6,370,000	4,400,000	5,055,000	173,286,174	4,507,100	5,425,000	1,650,237	6,945,000	5,460,000	5,345,000	4,550,000	1,512,000	3,057,100	5,500,000	43,951,437		5,060,413,242
Real Estate and Accumulated Depreciation, Initial Cost of Buildings and Improvements			37,877,314	36,559,189	89,668,165	40,361,702	23,533,831	13,963,833	53,962,169	1,101,382	649,599	44,765,635	114,013,785	23,026,984	138,600,000	8,110,000	43,140,551	236,965,465	77,492,171	18,609,876	65,747,294	31,587,325	3,697,396	21,172,386	10,992,751	62,850,000	28,600,796	36,074,600	33,042,398	29,322,243	17,785,388	18,005,000	51,658,741	15,740,825	27,437,239	165,648,595	26,070,540	20,641,333	121,095,786	16,025,041	248,929	28,701,192	3,695,312	17,990,436	2,681,210	6,209,988	22,247,278	792,509	13,347,549	221,419,489	4,506,944	17,324,593	51,367,913	1,602,237	772,881	21,280,039	48,800,339	23,485,891	9,528,898	18,961,895	24,489,671	27,301,052	19,993,460	14,829,335	17,678,928	41,055,786	31,469,651	37,874,719	28,414,599	44,407,977	27,654,816	10,832,754	3,329,560	20,272,892	10,570,210	36,948,176	16,274,361	43,907,448	2,155,330	56,816,266	57,566,636	29,539,650	33,194,576	19,939,324	19,281,399	25,446,003	64,790,850	4,444,434	9,163,804	7,547,256	5,765,018	1,286,139	44,601,000	46,567,941	17,070,795	20,056,270	12,064,015	20,249,392	15,471,429	73,335,916	6,093,418	16,864,269	12,513,467	30,335,330	18,983,597	13,136,903	7,774,676	3,901,774	16,828,153	19,875,857	21,459,108	37,526,912	31,990,970	32,564,240	70,086,976	41,114,074	0	14,367,864	9,900,330	24,335,549	38,203,310	24,662,883	31,761,470	24,519,644	48,379,586	95,567,943	47,449,353	29,707,475	75,068,206	24,460,989	37,741,050	35,917,811	37,557,013	46,745,854	22,888,305	26,991,689	53,962,510	185,610,210	13,087,393	61,653,487	16,744,951	25,777,026	21,604,584	9,616,264	58,770,100	27,378,784	2,579,535	21,623,560	8,197,322	9,679,109	12,607,976	42,477,297	52,529,446	46,142,895	17,518,161	14,257,210	20,778,553	23,142,302	14,691,705	13,155,522	15,362,666	15,154,608	20,152,616	11,910,438	25,545,009	4,372,033	105,693,432	9,506,117	18,025,679	9,855,597	23,045,751	108,989,402	36,064,629	27,302,383	28,667,617	11,827,453	81,905,948	5,460,955	33,473,822	14,660,994	21,487,126	96,842,913	60,011,208	64,436,539	30,353,748	35,390,279	34,405,636	26,743,760	20,546,289	30,421,840	31,674,675	40,617,715	65,320,310	99,656,440	16,713,254	10,925,007	4,542,000	23,332,494	17,165,442	3,490,084	39,334,455	27,265,252	46,175,001	14,864,482	34,004,048	98,880,559	80,894,049	22,573,825	7,406,730	30,202,160	23,687,893	33,907,283	17,570,508	12,021,256	42,858,010	34,034,000	20,801,301	7,608,125	14,750,000	24,845,286	5,974,803	21,719,768	23,170,580	47,091,594	24,083,024	25,574,457	16,731,916	35,414,000	91,485,591	21,952,863	31,841,724	14,324,069	0	5,852,157	19,812,090	10,938,134	24,967,638	0	11,748,112	19,083,727	55,094,616	16,321,570	218,745,109	32,121,779	50,806,072	49,216,125	94,082,725	190,964,745	138,346,681	22,188,288	12,819,377	190,596,040	130,407,365	44,409,025	35,433,437	14,985,677	40,676,390	759,769	13,859,090	40,736,293	1,199,671	69,449,740	52,044,448	29,946,419	27,474,387	9,485,006	17,620,879	163,123,022	2,490,247	43,620,057	133,521,009	44,087,554	8,735,107	31,506,082	3,233,254	3,541,435	5,538,871	5,539,390	9,224,485	3,023,523	10,758,900	30,057,214	18,868,626	4,567,154	23,985,497	28,587,109	49,527,569	23,009,768	3,331,548	57,267,661	0	4,528,494	9,953,052,315	153,947,682	71,931,323	21,745,595	23,593,194	29,360,452	15,785,509	59,214,129		35,819,022	18,483,642		9,152,518	20,537,359	18,497,683	13,866,379	20,190,252	16,022,110	10,211,159		32,942,531	22,484,240	22,229,836	20,596,281		19,657,554	9,289,074		16,744,643	34,894,898		36,476,208	79,195,102	103,824,660	28,815,607		16,251,114		29,542,535		21,193,232		15,149,470		18,739,815		28,352,160		51,256,538		39,690,120	26,462,772	25,623,826	25,722,666	16,133,588	48,650,963	23,114,693	38,372,440		35,846,708		158,829,432	22,611,912	21,138,028	31,808,335	27,017,749		13,888,282	34,647,190	41,251,044	26,749,111	83,817,078	33,595,262		25,705,000	90,255,509	40,757,301		44,622,314	12,209,981	57,168,503	51,487,235		59,287,595	36,842,012		45,926,784	24,709,146		29,360,938		59,582,698	35,814,995	94,290,590	77,477,449	10,233,947	61,020,438	14,126,038		73,335,425	31,219,739		19,055,505		52,812,935		34,585,060		73,080,670		63,129,051	68,862,641	41,172,081	14,433,614	7,515,160	8,962,317	13,452,150	30,263,310	29,371,164	38,765,670		31,337,332		18,130,479	24,048,507		16,780,359	32,950,375		24,147,091	23,670,889	12,852,461		32,124,850		355,718		49,838,160	61,916,670	7,810,027	86,178,714	55,029,607	31,881,505		40,874,023	100,696,541	33,656,292	13,382,006		47,677,762	21,113,974	10,806,004	22,998,558	16,735,484		16,988,183	4,225,841,241	7,173,725	16,082,096	6,354,921	11,955,063	9,158,259	29,561,865	17,522,114	0	13,255,122	17,766,322	12,968,002	38,388,672	180,186,161	12,574,814	18,812,121	19,593,123	23,064,976	15,721,570	20,390,618	18,064,764	11,423,349	7,848,618	15,216,613	162,710,566		14,521,790,283
Real Estate And Accumulated Depreciation Costs Capitalized Subsequent To Acquisition Building And Fixtures			0	369,571	342,173	8,795,872	2,389,186	0	243,898	0	0	0	1,000,694	3,147,355	2,576,004	2,701,350	265,843	354,235	9,556,159	3,000	963,284	1,199,160	2,451,825	3,212,070	2,314,573	260,963	3,597,034	82,421	6,518,162	6,786,446	1,124,183	489,020	3,893,128	2,730,072	865,963	62,962	857,703	3,502,271	1,958,281	1,187,110	(5,320)	99,785	0	3,865,598	683,876	1,520,407	1,938,816	0	2,603,916	189,673	0	5,915,408	4,229,928	0	0	452,440	4,069,977	2,851,599	627,661	486,234	2,215,846	21,983,212	1,357,198	3,732,712	3,500,954	5,887,825	3,957,990	0	10,072,349	305,763	1,953,814	2,181,749	726,694	4,131,619	2,070,269	2,986,046	6,999,462	179,743	0	4,717,129	15,786,843	3,076,979	1,293,880	3,400,119	1,516,466	389,062	2,115,788	0	2,158,526	1,701,722	1,914,735	53,086	6,506,000	1,988,058	5,831,636	7,415,699	4,790,524	4,458,452	2,259,837	860,934	682,573	1,314,747	4,001,341	2,061,399	692,162	1,533,783	2,257,726	1,090,107	2,582,562	127,705	721,505	838,515	2,979,673	88,324	1,319,280	1,815,270	0	4,453,829	3,365,023	7,833,581	0	2,326,483	1,584,992	21,547	3,358,871	17,187,998	3,967,334	3,986,277	4,377,399	5,250,659	6,986,943	407,802	2,030,961	1,113,450	2,738,949	5,116,785	1,002,447	68,694,424	2,124,966	5,835	3,664,192	0	2,936,753	2,695,117	973,238	41,701	0	3,212,827	0	3,291,432	1,848,593	460,542	1,195,354	1,343,769	6,276,106	4,037,606	1,888,759	10,139,271	9,627,638	7,424,527	3,868,037	3,913,374	3,675,805	2,279,108	3,492,832	1,416,465	3,667,268	2,140,710	4,589,070	5,715,000	7,389,493	6,303,791	1,138,034	5,986,542	2,635,179	3,773,395	1,010,419	1,006,754	7,816,545	3,163,077	2,535,302	17,976,757	7,352,553	793,019	5,730,061	2,077,005	1,866,780	4,847,063	5,449,007	4,007,789	4,376,379	3,929,623	346,281	559,718	5,000,624	259,859	100,280	6,350,302	38,373	0	752,433	2,976,118	184,695	191,086	3,421,687	2,622,133	67,518	2,927,622	2,296,446	309,921	6,464,030	3,163,494	5,371,496	509,255	67,668	3,030,294	4,871	2,636,140	594,723	4,919,610	3,169,294	1,723,693	1,577,555	15,399,729	4,002,133	2,123,434	1,791,961	2,475,480	29,934,636	2,009,739	3,264,621	2,939,857	0	2,551,306	3,443,096	2,533,940	1,476,723	0	3,150,829	3,524,641	73,313	339,496	2,565,835	1,197,577	7,320,599	776,855	2,566,988	7,898,524	6,980,980	320,211	2,264,564	3,629,681	440,675	239,807	237,130	8,132,584	4,997,870	0	2,489,757	14,798,953	0	397,975	1,594,732	1,637,326	8,220,602	1,114,670	5,597,514	494,911	0	1,427,763	119,567	0	0	7,594,870	292,332	179,368	265,521	273,968	471,533	262,936	452,331	1,762,941	7,266,563	1,011,098	7,370,121	6,701,806	2,297,064	6,108,839	1,021,950	4,000,424	93,750,517	0	992,053,562	1,061,755	215,831	4,792,140	6,492,522	277,755	126,430	2,626,742		1,617,126	2,414,658		108,579	805,318	1,168,149	76,376	14,210,692	301,952	2,457,688		14,663,505	699,067	1,882,338	10,197,424		8,058,058	1,650,412		1,461,569	4,883,250		549,414	6,560,442	992,382	520,224		1,458,531		6,179,246		3,217,228		3,570,821		13,582,795		1,081,473		2,353,728		5,842,540	126,659	182,302	8,897,576	3,738,664	79,365	2,003,967	1,506,405		2,104,789		10,108,872	6,999,887	156,462	811,286	1,390,613		623,037	120,472	527,066	2,460,232	742,901	10,858,842		514,251	2,585,682	663,637		10,289,760	355,218	3,411,695	1,841,780		1,474,195	575,003		1,167,397	1,943,224		6,924,642		225,848	11,880,404	2,270,783	8,188,935	6,407,089	3,172,779	4,272,420		3,733,218	1,879,804		649,064		3,274,267		1,269,401		1,720,059		3,830,832	5,048,808	1,984,196	63,293	1,873,296	3,729,768	4,991,894	6,874,423	2,886,793	2,866,964		11,837,473		1,441,097	1,768,695		4,484,858	2,950,758		5,550,155	5,392,452	4,033,614		4,773,222		0		3,921,135	2,124,429	146,325	2,656,749	362,128	509,046		2,004,881	2,796,860	4,596,760	8,275,544		317,138	3,260,943	1,944,100	1,153,349	3,050,123		3,462,069	379,252,282	6,092,622	0	0	1,901,202	2,047,476	3,379,334	3,894,256	0	338,019	830,627	313,368	3,057,695	21,854,599	4,203,115	6,276,196	1,918,104	4,671,523	2,123,007	4,297,996	3,954,034	1,769,044	2,247,834	1,604,433	33,065,286		1,426,225,729
Gross Amount Carried at close of period 12/31/2010, Land			18,937,702	9,213,512	9,780,000	54,638,298	7,924,126	0	22,037,831	5,865,235	22,106,464	11,321,198	30,006,593	39,277,000	28,150,000	3,640,000	32,852,000	28,108,899	22,611,600	5,249,124	65,352,706	7,786,800	553,105	3,663,473	4,685,900	26,650,000	5,500,000	8,000,400	2,594,264	3,808,823	5,000,000	7,995,000	5,481,556	6,990,000	7,600,000	114,351,405	5,686,861	2,978,879	31,682,754	2,626,000	63,158	9,098,808	13,908,910	2,592,000	401,091	928,972	9,991,500	1,100,564	2,160,000	40,099,922	15,617,709	1,924,900	10,000,000	12,198,278	11,553,286	3,800,000	5,900,000	5,616,000	1,820,000	3,700,000	1,818,000	8,993,411	6,440,800	6,615,467	3,001,700	15,000,000	12,600,000	14,800,000	3,156,600	12,009,630	7,000,000	1,609,800	498,080	4,742,200	2,966,400	7,801,824	1,808,900	13,092,552	11,723,423	19,433,000	14,855,000	9,359,750	15,000,000	5,560,000	1,500,192	8,700,000	20,000,000	13,530,054	1,370,843	1,129,018	626,637	80,000	0	18,144,000	1,896,600	2,228,200	2,306,100	6,796,511	1,722,400	19,845,000	911,534	7,772,000	319,180	10,806,000	6,895,000	1,209,705	1,546,700	583,679	2,229,095	0	6,800,000	10,080,000	11,823,840	9,435,760	23,420,000	5,350,000	100,000	1,597,500	1,075,700	15,000,000	14,791,831	14,100,000	8,460,000	3,306,286	19,200,000	28,895,200	6,000,000	13,642,420	23,520,000	17,900,000	27,246,045	9,000,000	6,330,000	6,469,230	3,521,900	3,049,133	73,170,045	53,164,160	1,454,048	22,346,513	1,861,200	12,542,418	6,888,500	3,200,000	10,129,900	8,125,216	10,743,027	2,432,000	32,855,115	5,190,700	670,470	4,120,800	8,500,000	15,800,000	1,843,200	1,513,500	9,360,000	15,000,000	5,527,800	10,000,000	1,706,900	1,683,800	20,240,000	5,111,200	2,838,749	480,600	38,400,000	1,055,800	40,504,000	37,600,000	52,654,000	102,163,000	15,420,000	3,033,500	8,330,000	6,246,700	18,094,052	816,922	35,100,000	3,572,400	8,640,000	22,487,006	13,500,000	32,000,000	13,320,000	14,700,000	13,500,000	6,640,000	2,272,800	2,355,509	3,926,600	4,500,000	15,546,376	27,383,547	1,857,400	2,000,000	2,458,000	3,520,400	4,310,418	2,089,388	5,783,545	3,475,114	6,975,705	2,268,160	11,809,500	118,669,441	14,355,000	3,325,517	2,300,000	4,922,840	2,800,000	4,560,000	1,951,600	2,500,000	14,641,990	7,696,095	659,165	1,815,000	3,750,000	2,760,400	663,800	6,000,000	12,000,000	18,313,414	8,900,000	10,560,000	1,781,600	16,836,000	78,278,200	3,380,000	2,361,922	6,936,600	18,200,000	630,411	5,680,000	1,215,200	10,500,000	260,646	1,757,438	3,152,000	0	14,087,610	26,767,171	6,280,000	39,410,000	10,900,000	103,539,100	139,933,500	144,968,250	8,800,000	873,000	9,403,960	18,539,817	10,590,975	10,350,000	1,665,100	4,519,700	79,140,504	3,166,411	4,525,800	27,410,280	15,550,260	12,448,888	5,040,000	20,700,000	1,418,893	3,648,000	469,546	11,726,305	14,568,000	22,898,848	17,859,785	12,118,061	3,501,900	1,785,000	1,955,000	3,060,000	3,060,000	5,100,000	1,530,000	4,505,000	8,000,000	2,822,618	683,215	2,662,900	10,000,000	18,561,000	9,729,900	498,377	72,314,518	0	0	3,731,343,610	76,921,130	21,041,710	3,252,993	25,000,000	5,839,548	5,550,000	24,310,000		9,900,000	9,057,300		1,642,000	7,000,000	12,960,000	3,439,000	11,760,000	4,377,000	3,600,400		2,781,300	4,800,000	4,800,000	2,288,300		3,603,400	3,397,100		5,220,000	4,803,100		6,863,792	14,704,898	30,400,340	5,790,000		1,442,212		1,505,219		9,606,600		2,594,000		2,082,095		9,520,000		7,560,000		6,510,200	7,817,000	7,113,000	9,209,780	2,339,330	16,047,022	6,000,000	4,365,000		3,990,000		59,900,000	2,512,500	5,425,000	10,800,000	9,245,000		2,732,800	10,752,145	0	5,977,504	16,382,822	5,928,400		5,805,000	20,880,000	13,740,000		4,928,500	8,540,000	12,858,693	17,200,000		28,560,000	12,649,228		12,700,000	8,400,000		8,160,000		0	3,966,500	4,000,159	38,607,000	854,133	23,400,000	4,807,100		14,752,034	10,120,250		3,573,621		10,500,000		6,500,000		16,345,000		15,804,057	11,918,917	10,369,400	2,161,840	1,124,217	1,340,702	2,012,350	7,000,000	7,209,873	5,450,295		3,342,381		5,490,000	7,503,400		2,481,821	8,750,000		8,000,000	2,629,804	1,424,700		10,000,000		0		12,000,000	28,600,000	2,736,000	24,360,000	15,568,464	7,590,000		9,720,000	17,492,000	12,650,000	1,351,786		7,059,230	2,274,121	1,616,505	5,310,000	6,631,400		8,550,600	1,111,832,021	796,800	76,292,169	58,090,357	4,869,448	1,017,400	6,105,000	2,490,000	5,000,000	2,800,000	6,370,000	4,400,000	5,055,000	173,286,174	4,507,100	5,425,000	1,650,237	6,945,000	5,460,000	5,345,000	4,550,000	1,512,000	3,057,100	5,500,000	43,951,437		5,060,413,242
Real Estate And Accumulated Depreciation Carrying Amount Of Buildings And Improvements And Furnitures And Fixtures			37,877,314	36,928,760	90,010,338	49,157,574	25,923,017	13,963,833	54,206,067	1,101,382	649,599	44,765,635	115,014,479	26,174,339	141,176,004	10,811,350	43,406,394	237,319,700	87,048,330	18,612,876	66,710,578	32,786,485	6,149,221	24,384,456	13,307,324	63,110,963	32,197,830	36,157,021	39,560,560	36,108,689	18,909,571	18,494,020	55,551,869	18,470,897	28,303,202	165,711,557	26,928,243	24,143,604	123,054,067	17,212,151	243,609	28,800,977	3,695,312	21,856,034	3,365,086	7,730,395	24,186,094	792,509	15,951,465	221,609,162	4,506,944	23,240,001	55,597,841	1,602,237	772,881	21,732,479	52,870,316	26,337,490	10,156,559	19,448,129	26,705,517	49,284,264	21,350,658	18,562,047	21,179,882	46,943,611	35,427,641	37,874,719	38,486,948	44,713,740	29,608,630	13,014,503	4,056,254	24,404,511	12,640,479	39,934,222	23,273,823	44,087,191	2,155,330	61,533,395	73,353,479	32,616,629	34,488,456	23,339,443	20,797,865	25,835,065	66,906,638	4,444,434	11,322,330	9,248,978	7,679,753	1,339,225	51,107,000	48,555,999	22,902,431	27,471,969	16,854,539	24,707,844	17,731,266	74,196,850	6,775,991	18,179,016	16,514,808	32,396,729	19,675,759	14,670,686	10,032,402	4,991,881	19,410,715	20,003,562	22,180,613	38,365,427	34,970,643	32,652,564	71,406,256	42,929,344	0	18,821,693	13,265,353	32,169,130	38,203,310	26,989,366	33,346,462	24,541,191	51,738,457	112,755,941	51,416,687	33,693,752	79,445,605	29,711,648	44,727,993	36,325,613	39,587,974	47,859,304	25,627,254	32,108,474	54,964,957	254,304,634	15,212,359	61,659,322	20,409,143	25,777,026	24,541,337	12,311,381	59,743,338	27,420,485	2,579,535	24,836,387	8,197,322	12,970,541	14,456,569	42,937,839	53,724,800	47,486,664	23,794,267	18,294,816	22,667,312	33,281,573	24,319,343	20,580,049	19,230,703	19,067,982	23,828,421	14,189,546	29,037,841	5,788,498	109,360,700	11,646,827	22,614,749	15,570,597	30,435,244	115,293,193	37,202,663	33,288,925	31,302,796	15,600,848	82,916,367	6,467,709	41,290,367	17,824,071	24,022,428	114,819,670	67,363,761	65,229,558	36,083,809	37,467,284	36,272,416	31,590,823	25,995,296	34,429,629	36,051,054	44,547,338	65,666,591	100,216,158	21,713,878	11,184,866	4,642,280	29,682,796	17,203,815	3,490,084	40,086,888	30,241,370	46,359,696	15,055,568	37,425,735	101,502,692	80,961,567	25,501,447	9,703,176	30,512,081	30,151,923	37,070,777	22,942,004	12,530,511	42,925,678	37,064,294	20,806,172	10,244,265	15,344,723	29,764,896	9,144,097	23,443,461	24,748,135	62,491,323	28,085,157	27,697,891	18,523,877	37,889,480	121,420,227	23,962,602	35,106,345	17,263,926	0	8,403,463	23,255,186	13,472,074	26,444,361	0	14,898,941	22,608,368	55,167,929	16,661,066	221,310,944	33,319,356	58,126,671	49,992,980	96,649,713	198,863,269	145,327,661	22,508,499	15,083,941	194,225,721	130,848,040	44,648,832	35,670,567	23,118,261	45,674,260	759,769	16,348,847	55,535,246	1,199,671	69,847,715	53,639,180	31,583,745	35,694,989	10,599,676	23,218,393	163,617,933	2,490,247	45,047,820	133,640,576	44,087,554	8,735,107	39,100,952	3,525,586	3,720,803	5,804,392	5,813,358	9,696,018	3,286,459	11,211,231	31,820,155	26,135,189	5,578,252	31,355,618	35,288,915	51,824,633	29,118,607	4,353,498	61,268,085	93,750,517	4,528,494	10,945,105,877	155,009,437	72,147,154	26,537,735	30,085,716	29,638,207	15,911,939	61,840,871		37,436,148	20,898,300		9,261,097	21,342,677	19,665,832	13,942,755	34,400,944	16,324,062	12,668,847		47,606,036	23,183,307	24,112,174	30,793,705		27,715,612	10,939,486		18,206,212	39,778,148		37,025,622	85,755,544	104,817,042	29,335,831		17,709,645		35,721,781		24,410,460		18,720,291		32,322,610		29,433,633		53,610,266		45,532,660	26,589,431	25,806,128	34,620,242	19,872,252	48,730,328	25,118,660	39,878,845		37,951,497		168,938,304	29,611,799	21,294,490	32,619,621	28,408,362		14,511,319	34,767,662	41,778,110	29,209,343	84,559,979	44,454,104		26,219,251	92,841,191	41,420,938		54,912,074	12,565,199	60,580,198	53,329,015		60,761,790	37,417,015		47,094,181	26,652,370		36,285,580		59,808,546	47,695,399	96,561,373	85,666,384	16,641,036	64,193,217	18,398,458		77,068,643	33,099,543		19,704,569		56,087,202		35,854,461		74,800,729		66,959,883	73,911,449	43,156,277	14,496,907	9,388,456	12,692,085	18,444,044	37,137,733	32,257,957	41,632,634		43,174,805		19,571,576	25,817,202		21,265,217	35,901,133		29,697,246	29,063,341	16,886,075		36,898,072		355,718		53,759,295	64,041,099	7,956,352	88,835,463	55,391,735	32,390,551		42,878,904	103,493,401	38,253,052	21,657,550		47,994,900	24,374,917	12,750,104	24,151,907	19,785,607		20,450,252	4,605,093,523	13,266,347	16,082,096	6,354,921	13,856,265	11,205,735	32,941,199	21,416,370	0	13,593,141	18,596,949	13,281,370	41,446,367	202,040,760	16,777,929	25,088,317	21,511,227	27,736,499	17,844,577	24,688,614	22,018,798	13,192,393	10,096,452	16,821,046	195,775,852		15,948,016,012
Real Estate And Accumulated Depreciation Carrying Amount Of Land And Buildings And Improvements And Furnitures And Fixtures			56,815,016	46,142,272	99,790,338	103,795,872	33,847,143	13,963,833	76,243,898	6,966,617	22,756,063	56,086,833	145,021,072	65,451,339	169,326,004	14,451,350	76,258,394	265,428,599	109,659,930	23,862,000	132,063,284	40,573,285	6,702,326	28,047,929	17,993,224	89,760,963	37,697,830	44,157,421	42,154,824	39,917,512	23,909,571	26,489,020	61,033,425	25,460,897	35,903,202	280,062,962	32,615,104	27,122,483	154,736,821	19,838,151	306,767	37,899,785	17,604,222	24,448,034	3,766,177	8,659,367	34,177,594	1,893,073	18,111,465	261,709,084	20,124,653	25,164,901	65,597,841	13,800,515	12,326,167	25,532,479	58,770,316	31,953,490	11,976,559	23,148,129	28,523,517	58,277,675	27,791,458	25,177,514	24,181,582	61,943,611	48,027,641	52,674,719	41,643,548	56,723,370	36,608,630	14,624,303	4,554,334	29,146,711	15,606,879	47,736,046	25,082,723	57,179,743	13,878,753	80,966,395	88,208,479	41,976,379	49,488,456	28,899,443	22,298,057	34,535,065	86,906,638	17,974,488	12,693,173	10,377,996	8,306,390	1,419,225	51,107,000	66,699,999	24,799,031	29,700,169	19,160,639	31,504,355	19,453,666	94,041,850	7,687,525	25,951,016	16,833,988	43,202,729	26,570,759	15,880,391	11,579,102	5,575,560	21,639,810	20,003,562	28,980,613	48,445,427	46,794,483	42,088,324	94,826,256	48,279,344	100,000	20,419,193	14,341,053	47,169,130	52,995,141	41,089,366	41,806,462	27,847,477	70,938,457	141,651,141	57,416,687	47,336,172	102,965,605	47,611,648	71,974,038	45,325,613	45,917,974	54,328,534	29,149,154	35,157,607	128,135,002	307,468,794	16,666,407	84,005,835	22,270,343	38,319,444	31,429,837	15,511,381	69,873,238	35,545,701	13,322,562	27,268,387	41,052,437	18,161,241	15,127,039	47,058,639	62,224,800	63,286,664	25,637,467	19,808,316	32,027,312	48,281,573	29,847,143	30,580,049	20,937,603	20,751,782	44,068,421	19,300,746	31,876,590	6,269,098	147,760,700	12,702,627	63,118,749	53,170,597	83,089,244	217,456,193	52,622,663	36,322,425	39,632,796	21,847,548	101,010,419	7,284,631	76,390,367	21,396,471	32,662,428	137,306,676	80,863,761	97,229,558	49,403,809	52,167,284	49,772,416	38,230,823	28,268,096	36,785,138	39,977,654	49,047,338	81,212,967	127,599,705	23,571,278	13,184,866	7,100,280	33,203,196	21,514,233	5,579,472	45,870,433	33,716,484	53,335,401	17,323,728	49,235,235	220,172,133	95,316,567	28,826,964	12,003,176	35,434,921	32,951,923	41,630,777	24,893,604	15,030,511	57,567,668	44,760,389	21,465,337	12,059,265	19,094,723	32,525,296	9,807,897	29,443,461	36,748,135	80,804,737	36,985,157	38,257,891	20,305,477	54,725,480	199,698,427	27,342,602	37,468,267	24,200,526	18,200,000	9,033,874	28,935,186	14,687,274	36,944,361	260,646	16,656,379	25,760,368	55,167,929	30,748,676	248,078,115	39,599,356	97,536,671	60,892,980	200,188,813	338,796,769	290,295,911	31,308,499	15,956,941	203,629,681	149,387,857	55,239,807	46,020,567	24,783,361	50,193,960	79,900,273	19,515,258	60,061,046	28,609,951	85,397,975	66,088,068	36,623,745	56,394,989	12,018,569	26,866,393	164,087,479	14,216,552	59,615,820	156,539,424	61,947,339	20,853,168	42,602,852	5,310,586	5,675,803	8,864,392	8,873,358	14,796,018	4,816,459	15,716,231	39,820,155	28,957,807	6,261,467	34,018,518	45,288,915	70,385,633	38,848,507	4,851,875	133,582,603	93,750,517	4,528,494	14,676,449,487	231,930,567	93,188,864	29,790,728	55,085,716	35,477,755	21,461,939	86,150,871		47,336,148	29,955,600		10,903,097	28,342,677	32,625,832	17,381,755	46,160,944	20,701,062	16,269,247		50,387,336	27,983,307	28,912,174	33,082,005		31,319,012	14,336,586		23,426,212	44,581,248		43,889,414	100,460,442	135,217,382	35,125,831		19,151,857		37,227,000		34,017,060		21,314,291		34,404,705		38,953,633		61,170,266		52,042,860	34,406,431	32,919,128	43,830,022	22,211,582	64,777,350	31,118,660	44,243,845		41,941,497		228,838,304	32,124,299	26,719,490	43,419,621	37,653,362		17,244,119	45,519,807	41,778,110	35,186,847	100,942,801	50,382,504		32,024,251	113,721,191	55,160,938		59,840,574	21,105,199	73,438,891	70,529,015		89,321,790	50,066,243		59,794,181	35,052,370		44,445,580		59,808,546	51,661,899	100,561,532	124,273,384	17,495,169	87,593,217	23,205,558		91,820,677	43,219,793		23,278,190		66,587,202		42,354,461		91,145,729		82,763,940	85,830,366	53,525,677	16,658,747	10,512,673	14,032,787	20,456,394	44,137,733	39,467,830	47,082,929		46,517,186		25,061,576	33,320,602		23,747,038	44,651,133		37,697,246	31,693,145	18,310,775		46,898,072		355,718		65,759,295	92,641,099	10,692,352	113,195,463	70,960,199	39,980,551		52,598,904	120,985,401	50,903,052	23,009,336		55,054,130	26,649,038	14,366,609	29,461,907	26,417,007		29,000,852	5,716,925,544	14,063,147	92,374,265	64,445,278	18,725,713	12,223,135	39,046,199	23,906,370	5,000,000	16,393,141	24,966,949	17,681,370	46,501,367	375,326,934	21,285,029	30,513,317	23,161,464	34,681,499	23,304,577	30,033,614	26,568,798	14,704,393	13,153,552	22,321,046	239,727,289		21,008,429,254
Accumulated Depreciation			0	(10,194,139)	(15,192,413)	(7,649,140)	(9,230,807)	0	(4,216,749)	0	0	(450,254)	(29,680,867)	(8,443,786)	(17,049,061)	(712,398)	(12,277,937)	(24,275,876)	(24,557,822)	(800,641)	(14,064,378)	(1,729,297)	(3,503,755)	(13,038,183)	(7,050,395)	(6,891,107)	(10,746,048)	(3,559,876)	(21,978,074)	(19,110,881)	(5,937,852)	(1,575,938)	(17,157,845)	(7,843,278)	(9,024,015)	(11,236,427)	(9,102,006)	(13,556,807)	(32,592,195)	(5,794,129)	0	(2,069,640)	0	(11,979,910)	(1,585,948)	(3,687,102)	(11,992,871)	0	(7,851,493)	(15,391,373)	0	(15,447,692)	(19,536,666)	0	0	(6,504,886)	(15,340,520)	(11,942,486)	(3,957,095)	(4,202,932)	(13,461,549)	(28,112,967)	(6,775,978)	(5,799,503)	(11,053,062)	(15,159,712)	(12,461,783)	(12,409,067)	(20,831,754)	(9,115,128)	(10,070,172)	(7,463,095)	(1,974,667)	(13,644,933)	(6,901,037)	(6,689,182)	(12,868,469)	(3,377,214)	0	(13,750,349)	(42,084,610)	(10,291,752)	(11,250,991)	(9,389,059)	(10,989,851)	(2,648,575)	(20,447,332)	0	(5,314,789)	(4,262,702)	(5,103,904)	(480,480)	(16,603,792)	(13,251,854)	(12,299,850)	(15,076,225)	(9,066,338)	(9,049,646)	(9,678,667)	(17,692,561)	(3,145,760)	(3,695,640)	(11,158,128)	(10,534,087)	(6,788,252)	(7,898,088)	(5,862,536)	(2,211,945)	(8,691,869)	(4,417,064)	(6,430,879)	(10,558,268)	(10,411,726)	(2,734,058)	(21,008,820)	(13,426,393)	0	(12,472,448)	(8,998,786)	(11,452,261)	0	(7,360,534)	(10,598,954)	(3,843,424)	(16,535,050)	(60,753,002)	(20,107,727)	(11,877,090)	(23,051,890)	(10,597,498)	(19,275,613)	(8,178,418)	(12,636,413)	(14,033,317)	(13,144,265)	(16,979,333)	(12,370,230)	(119,111,846)	(9,987,844)	(1,532,832)	(11,393,039)	0	(13,567,993)	(3,472,519)	(5,787,079)	(967,630)	0	(12,760,346)	0	(7,127,846)	(7,837,012)	(8,013,492)	(13,012,582)	(14,262,218)	(16,077,097)	(12,066,075)	(9,931,177)	(13,418,251)	(12,360,184)	(8,600,153)	(11,198,439)	(11,171,569)	(7,774,342)	(7,615,611)	(15,788,732)	(3,731,392)	(32,542,144)	(6,713,735)	(7,304,745)	(6,182,777)	(9,968,139)	(27,730,132)	(12,013,061)	(20,597,273)	(13,637,129)	(8,946,852)	(8,883,859)	(3,029,012)	(14,648,914)	(9,213,621)	(10,638,272)	(56,764,558)	(21,754,541)	(16,925,622)	(15,402,153)	(12,733,454)	(12,208,570)	(13,633,783)	(15,684,738)	(18,808,607)	(16,205,927)	(14,091,202)	(4,144,236)	(10,565,079)	(13,274,225)	(2,566,137)	(997,805)	(16,035,666)	(1,876,908)	0	(5,299,161)	(14,672,647)	(8,224,105)	(2,529,256)	(16,980,968)	(20,197,403)	(5,035,285)	(11,668,318)	(4,819,131)	(2,615,953)	(14,714,652)	(18,621,155)	(13,656,091)	(3,881,499)	(4,308,500)	(12,902,641)	(493,651)	(5,777,402)	(3,754,639)	(16,810,786)	(5,556,778)	(8,121,736)	(7,699,328)	(27,296,479)	(13,747,923)	(12,044,811)	(9,490,193)	(4,706,514)	(43,347,611)	(11,496,938)	(18,709,220)	(8,779,798)	0	(5,810,262)	(9,387,233)	(7,802,275)	(8,081,289)	0	(7,116,571)	(12,645,066)	(1,930,538)	(1,669,806)	(31,817,136)	(10,233,609)	(26,096,607)	(14,084,769)	(26,637,468)	(52,832,992)	(40,639,020)	(7,306,208)	(7,679,299)	(19,966,728)	(16,158,435)	(6,926,468)	(8,859,582)	(14,288,430)	(24,795,219)	0	(8,961,390)	(34,665,902)	0	(10,744,482)	(5,239,651)	(11,886,541)	(12,496,308)	(4,715,170)	(11,549,224)	(27,681,291)	0	(10,109,303)	(9,242,093)	0	0	(22,336,808)	(1,566,348)	(1,581,322)	(2,460,640)	(2,464,903)	(4,123,174)	(1,430,776)	(4,173,724)	(9,410,511)	(13,008,087)	(2,491,362)	(18,946,445)	(12,650,207)	(14,329,842)	(15,172,018)	(2,034,470)	(14,050,014)	(70,059,419)	0	(3,266,454,538)	(11,597,683)	(2,686,429)	(11,377,564)	(11,470,719)	(3,824,665)	(4,051,110)	(27,444,903)		(10,925,726)	(10,784,419)		(2,117,964)	(7,724,759)	(5,822,854)	(3,327,186)	(17,113,970)	(4,008,100)	(6,141,451)		(29,231,534)	(7,222,093)	(7,720,133)	(19,654,063)		(15,450,921)	(5,456,865)		(5,666,620)	(21,390,229)		(5,887,612)	(9,856,238)	(10,223,134)	(8,636,396)		(8,646,200)		(18,250,640)		(11,822,291)		(9,687,890)		(20,753,292)		(9,786,728)		(16,136,747)		(23,653,659)	(6,531,190)	(6,314,824)	(14,086,455)	(9,797,743)	(3,923,877)	(8,753,388)	(10,442,337)		(10,056,365)		(47,176,332)	(18,254,266)	(5,561,995)	(9,708,789)	(7,709,518)		(4,834,547)	(5,995,083)	(10,146,352)	(10,761,276)	(10,769,392)	(23,578,128)		(2,872,823)	(24,878,084)	(10,928,473)		(29,539,822)	(3,611,780)	(21,470,962)	(15,869,408)		(18,989,124)	(4,262,856)		(15,568,004)	(11,538,714)		(17,100,722)		(8,905,855)	(26,027,707)	(29,127,561)	(12,263,687)	(10,175,811)	(22,524,758)	(10,211,706)		(24,854,720)	(11,135,840)		(6,712,762)		(18,267,935)		(12,633,606)		(20,699,538)		(24,763,444)	(23,292,875)	(13,983,352)	(2,395,149)	(4,475,844)	(6,558,871)	(8,987,510)	(14,707,744)	(11,031,647)	(14,134,433)		(25,591,749)		(8,409,698)	(13,328,413)		(10,380,323)	(11,460,761)		(10,749,305)	(16,036,741)	(9,120,808)		(14,182,647)		0		(21,857,136)	(18,916,638)	(2,017,170)	(25,894,801)	(8,064,284)	(10,140,996)		(14,424,459)	(31,715,087)	(14,048,807)	(15,714,893)		(12,659,564)	(13,454,735)	(5,538,830)	(7,741,554)	(10,524,036)		(9,684,687)	(1,486,115,893)	(8,767,366)	0	0	(7,602,815)	(6,469,568)	(13,229,506)	(9,920,955)	0	(4,144,398)	(5,411,770)	(3,953,471)	(13,325,998)	(72,825,847)	(8,891,561)	(10,527,427)	(11,451,766)	(11,224,944)	(8,282,174)	(9,829,193)	(8,871,676)	(7,271,988)	(5,160,232)	(5,313,812)	(86,824,773)	0	(4,912,221,051)
Investment in Real Estate Net			56,815,016	35,948,133	84,597,925	96,146,732	24,616,336	13,963,833	72,027,149	6,966,617	22,756,063	55,636,579	115,340,205	57,007,553	152,276,943	13,738,952	63,980,457	241,152,723	85,102,108	23,061,359	117,998,906	38,843,988	3,198,571	15,009,746	10,942,829	82,869,856	26,951,782	40,597,545	20,176,750	20,806,631	17,971,719	24,913,082	43,875,580	17,617,619	26,879,187	268,826,535	23,513,098	13,565,676	122,144,626	14,044,022	306,767	35,830,145	17,604,222	12,468,124	2,180,229	4,972,265	22,184,723	1,893,073	10,259,972	246,317,711	20,124,653	9,717,209	46,061,175	13,800,515	12,326,167	19,027,593	43,429,796	20,011,004	8,019,464	18,945,197	15,061,968	30,164,708	21,015,480	19,378,011	13,128,520	46,783,899	35,565,858	40,265,652	20,811,794	47,608,242	26,538,458	7,161,208	2,579,667	15,501,778	8,705,842	41,046,864	12,214,254	53,802,529	13,878,753	67,216,046	46,123,869	31,684,627	38,237,465	19,510,384	11,308,206	31,886,490	66,459,306	17,974,488	7,378,384	6,115,294	3,202,486	938,745	34,503,208	53,448,145	12,499,181	14,623,944	10,094,301	22,454,709	9,774,999	76,349,289	4,541,765	22,255,376	5,675,860	32,668,642	19,782,507	7,982,303	5,716,566	3,363,615	12,947,941	15,586,498	22,549,734	37,887,159	36,382,757	39,354,266	73,817,436	34,852,951	100,000	7,946,745	5,342,267	35,716,869	52,995,141	33,728,832	31,207,508	24,004,053	54,403,407	80,898,139	37,308,960	35,459,082	79,913,715	37,014,150	52,698,425	37,147,195	33,281,561	40,295,217	16,004,889	18,178,274	115,764,772	188,356,948	6,678,563	82,473,003	10,877,304	38,319,444	17,861,844	12,038,862	64,086,159	34,578,071	13,322,562	14,508,041	41,052,437	11,033,395	7,290,027	39,045,147	49,212,218	49,024,446	9,560,370	7,742,241	22,096,135	34,863,322	17,486,959	21,979,896	9,739,164	9,580,213	36,294,079	11,685,135	16,087,858	2,537,706	115,218,556	5,988,892	55,814,004	46,987,820	73,121,105	189,726,061	40,609,602	15,725,152	25,995,667	12,900,696	92,126,560	4,255,619	61,741,453	12,182,850	22,024,156	80,542,118	59,109,220	80,303,936	34,001,656	39,433,830	37,563,846	24,597,040	12,583,358	17,976,531	23,771,727	34,956,136	77,068,731	117,034,626	10,297,053	10,618,729	6,102,475	17,167,530	19,637,325	5,579,472	40,571,272	19,043,837	45,111,296	14,794,472	32,254,267	199,974,730	90,281,282	17,158,646	7,184,045	32,818,968	18,237,271	23,009,622	11,237,513	11,149,012	53,259,168	31,857,748	20,971,686	6,281,863	15,340,084	15,714,510	4,251,119	21,321,725	29,048,807	53,508,258	23,237,234	26,213,080	10,815,284	50,018,966	156,350,816	15,845,664	18,759,047	15,420,728	18,200,000	3,223,612	19,547,953	6,884,999	28,863,072	260,646	9,539,808	13,115,302	53,237,391	29,078,870	216,260,979	29,365,747	71,440,064	46,808,211	173,551,345	285,963,777	249,656,891	24,002,291	8,277,642	183,662,953	133,229,422	48,313,339	37,160,985	10,494,931	25,398,741	79,900,273	10,553,868	25,395,144	28,609,951	74,653,493	60,848,417	24,737,204	43,898,681	7,303,399	15,317,169	136,406,188	14,216,552	49,506,517	147,297,331	61,947,339	20,853,168	20,266,044	3,744,238	4,094,481	6,403,752	6,408,455	10,672,844	3,385,683	11,542,507	30,409,644	15,949,720	3,770,105	15,072,073	32,638,708	56,055,791	23,676,489	2,817,405	119,532,589	23,691,098	4,528,494	11,409,994,949	220,332,884	90,502,435	18,413,164	43,614,997	31,653,090	17,410,829	58,705,968		36,410,422	19,171,181		8,785,133	20,617,918	26,802,978	14,054,569	29,046,974	16,692,962	10,127,796		21,155,802	20,761,214	21,192,041	13,427,942		15,868,091	8,879,721		17,759,592	23,191,019		38,001,802	90,604,204	124,994,248	26,489,435		10,505,657		18,976,360		22,194,769		11,626,401		13,651,413		29,166,905		45,033,519		28,389,201	27,875,241	26,604,304	29,743,567	12,413,839	60,853,473	22,365,272	33,801,508		31,885,132		181,661,972	13,870,033	21,157,495	33,710,832	29,943,844		12,409,572	39,524,724	31,631,758	24,425,571	90,173,409	26,804,376		29,151,428	88,843,107	44,232,465		30,300,752	17,493,419	51,967,929	54,659,607		70,332,666	45,803,387		44,226,177	23,513,656		27,344,858		50,902,691	25,634,192	71,433,971	112,009,697	7,319,358	65,068,459	12,993,852		66,965,957	32,083,953		16,565,428		48,319,267		29,720,855		70,446,191		58,000,496	62,537,491	39,542,325	14,263,598	6,036,829	7,473,916	11,468,884	29,429,989	28,436,183	32,948,496		20,925,437		16,651,878	19,992,189		13,366,715	33,190,372		26,947,941	15,656,404	9,189,967		32,715,425		355,718		43,902,159	73,724,461	8,675,182	87,300,662	62,895,915	29,839,555		38,174,445	89,270,314	36,854,245	7,294,443		42,394,566	13,194,303	8,827,779	21,720,353	15,892,971		19,316,165	4,230,809,651	5,295,781	92,374,265	64,445,278	11,122,898	5,753,567	25,816,693	13,985,415	5,000,000	12,248,743	19,555,179	13,727,899	33,175,369	302,501,087	12,393,468	19,985,890	11,709,698	23,456,555	15,022,403	20,204,421	17,697,122	7,432,405	7,993,320	17,007,234	152,902,516		16,096,208,203
Real Estate And Accumulated Depreciation, Encumbrances Reference																																																																																																																																																																																																																																																																																																												(I)	[1]		(K)	[1]							(K)	[1]				(J)	[1]		(K)	[1]		(K)	[1]				(J)	[1]	(J)	[1]	(J)	[1]	(K)	[1]	(J)	[1]	(J)	[1]	(K)	[1]	(I)	[1]								(K)	[1]	(K)	[1]					(J)	[1]						(K)	[1]			(J)	[1]				(L)	[1]		(M)	[1]		(J)	[1]	(J)	[1]							(K)	[1]		(J)	[1]	(I)	[1]	(J)	[1]	(J)	[1]	(I)	[1]										(K)	[1]	(K)	[1]		(K)	[1]		(I)	[1]			(K)	[1]	(K)	[1]	(K)	[1]						(J)	[1]				(J)	[1]					(K)	[1]
Encumbrances			$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 104,556,923	$ 30,778,664	$ 2,464,147	$ 20,000,000	$ 20,389,637	$ 9,920,000			$ 30,889,928			$ 3,200,000	$ 22,779,715	$ 18,169,458	$ 8,585,000	$ 26,134,010	$ 8,290,000			$ 31,680,000	$ 13,325,916	$ 12,705,475			$ 31,921,089			$ 12,000,000			$ 22,530,961	$ 25,604,094	$ 45,588,729																	$ 34,595,000	$ 16,215,000	$ 14,630,000	$ 14,970,000	$ 73,023	$ 31,639,508	$ 23,789,381					$ 116,707,586	$ 46,517,800	$ 28,180,585	$ 27,554,850			$ 8,020,000	$ 26,495,000	$ 25,175,000	$ 24,980,280	$ 48,013,044			$ 21,774,431	$ 60,073,423			$ 19,195,000	$ 22,843,410	$ 69,312,259			$ 49,466,827			$ 40,046,245					$ 44,242,551	$ 57,428,472	$ 87,104,293	$ 66,848,062	$ 9,600,000	$ 39,300,896			$ 49,875,780											$ 84,778,875	$ 66,470,000	$ 29,160,000	$ 10,102,987	$ 1,110,388	$ 1,820,672	$ 2,136,972	$ 38,440,808	$ 17,800,000					$ 21,776,367			$ 3,315,913			$ 14,329,477	$ 38,039,912							$ 35,000,000	$ 42,711,912	$ 5,050,000	$ 77,353,222	$ 44,328,445			$ 29,826,475	$ 99,190,116	$ 30,372,953			$ 33,000,000	$ 8,355,000	$ 45,194	$ 13,580,000			$ 17,858,854	$ 2,392,135,994	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 16,538,000	$ 28,200,000	$ 17,700,000	$ 36,455,000	$ 17,400,000	$ 28,870,000	$ 26,175,000	$ 9,270,000	$ 9,829,000	$ 9,900,000	$ 200,337,000	$ 1,305,895,707	$ 3,898,368,701
Property, Plant and Equipment, Estimated Useful Lives																																																																																																																																																																																																																																																																																																																																																																																																																																																																																													5	15	5	10	3	7	30
Military Housing Properties	2
Military Housing Units	5,039

[1]	Encumbrances Reconciliation